SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2020
SHARE-BASED COMPENSATION
Schedule of stock option shares activities under the Company's 2016 Equity Incentive Plan

			Weighted
		Weighted	Average
		Average	Remaining		Aggregate
	Number of	Exercise	Life in	Grant Date	Intrinsic
	options	Price	Years	Fair Value	Value
		USD	USD	USD	USD
Outstanding as of March 31, 2017	6,312,000	1.28	3	3,512,693	—
Option granted	—	—	—	—
Option forfeited	(128,000)	1.28	—	(71,233)	(1,283,840)
Option exercised	—	—	—	—	—

Outstanding, March 31, 2018	6,184,000	1.28	2	3,441,460	62,025,520
Number of Granted	208,400	8.6	2	791,920	—
Number of Exercise	(1,127,853)	1.03	—	(627,662)	—
Number of Forfeit	(278,469)	1.31	—	(201,891)	—

Outstanding, March 31, 2019	4,986,078	1.18	1	3,403,827	7,954,959
Number of Exercise	(320,020)	1.03	1	(185,612)	—
Number of Expired, forfeited or cancelled	(345,104)	3.73	—	(237,392)	—

Outstanding, March 31, 2020	4,320,954	1.01	0.4	2,980,823	—

Vested and exercisable, March 31, 2018	2,061,333	1.28	2	1,147,153	20,675,173
Vested and exercisable, March 31, 2019	4,861,604	0.99	1	2,930,826	7,954,959
Vested and exercisable, March 31, 2020	4,298,787	0.97	—	5,851,362	—

Schedule of Company's RSUs activities under all incentive plans

	Number of Restricted Shares	Weighted-average grant date fair value
		USD
Outstanding at March 31, 2018	—
Granted	616,700	9.26
Vested	(538,900)	9.26
Forfeited	—	—
Outstanding at March 31, 2019	77,800	9.26
Granted
Vested	(38,900)	9.26
Forfeited	(3,333)	9.26
Outstanding at March 31, 2020	35,567	9.26